Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information
Summary of our operating results

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	USD
Operating revenue, net
Insurance	2,559,160	2,340,915	2,363,777	323,836
Crowdfunding	155,803	162,683	267,650	36,668
Others	86,805	127,109	140,394	19,234
Total consolidated operating revenue, net	2,801,768	2,630,707	2,771,821	379,738
Operating costs and expenses
Insurance	(1,524,072)	(1,812,778)	(1,886,572)	(258,459)
Crowdfunding	(409,978)	(408,459)	(362,734)	(49,694)
Others	(277,705)	(282,344)	(236,925)	(32,460)
Operating profit/(loss)
Insurance	1,035,088	528,137	477,205	65,377
Crowdfunding	(254,175)	(245,776)	(95,084)	(13,026)
Others	(190,900)	(155,235)	(96,531)	(13,226)
Total segment operating profit	590,013	127,126	285,590	39,125
Unallocated items*	(112,026)	(133,869)	(107,432)	(14,718)
Total consolidated operating profit/(loss)	477,987	(6,743)	178,158	24,407
Total other income	152,706	170,983	182,432	24,992
Consolidated profit before income tax	630,693	164,240	360,590	49,399

*    The share-based compensation and impairment of intangible assets represent unallocated items in the segment information because the Group’s management does not consider this as part of the segment operating performance measure.